1(404) 815-2227

reypascual@paulhastings.com

January 17, 2012	76551.00006

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, D.C. 20549

Attention: Justin Dobbie, Legal Branch Chief

Re:

Greenway Medical Technologies, Inc.

Amendment No. 4 to Registration Statement on Form S-1

Filed January 17, 2012

File No. 333-175619

Dear Mr. Dobbie:

On behalf of our client, Greenway Medical Technologies, Inc. (the “Company”), we are writing in connection with the Company’s Registration Statement on Form S-1 (the “Registration Statement”), filed with the Securities and Exchange Commission (the “Staff ”) on July 15, 2011, for the registration of shares of common stock, par value $0.0001 per share.  On the date hereof, the Company has filed Amendment No. 4 to the Registration Statement (“Amendment No. 4”).  We have previously responded to the Staff’s most recent comments to the Registration Statement by letter dated January 6, 2012, and Amendment No. 4 reflects those responses.  For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and four marked copies of Amendment No. 4 (against Amendment No. 3 to the Registration Statement filed on December 5, 2011). The current schedule calls for the Company to distribute preliminary prospectuses and launch its road show on Wednesday, January 18, 2012, request effectiveness of the Registration Statement for 5:00 pm on Wednesday, February 1, 2012, and commence trading on the New York Stock Exchange on Thursday, February 2, 2012.  We will communicate any changes to this schedule to the Staff as soon as we are able.

If you require additional information, please contact me at 404-815-2227.

Very truly yours,

/s/ Reinaldo Pascual

Reinaldo Pascual

of PAUL HASTINGS LLP

RP:mr

Attachments

cc:

Effie Simpson – SEC

Jean Yu – SEC

Susan Block – SEC